UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011
                                                   -----------------

Check here if Amendment [   ];                     Amendment Number:

This Amendment (Check only one.):    [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Hawkeye Capital Management, LLC
             -------------------------------

Address:     800 Third Avenue, 9th Floor
             -------------------------------

             New York, NY 10022
             -------------------------------

Form 13F File Number:   028-
                        ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Rubin
           -------------------

Title:     Managing Member
           -------------------

Phone:     (212) 265-0565
           -------------------

Signature, Place, and Date of Signing:

/s/ Richard Rubin            New York, NY     February 3, 2012
------------------------     ------------     ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          0
                                            ----------
Form 13F Information Table Entry Total:     20
                                            ----------

Form 13F Information Table Value Total:     275,846
                                            ----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
                                                                                      INVEST-
                                                                                       MENT                  VOTING AUTHORITY
                          TITLE OF                   VALUE     SHARES /   SH /  PUT/  DISCRE-   OTHER   --------------------------
NAME OF ISSUER             CLASS         CUSIP     (X$1,000)    PRN AMT   PRN   CALL   TION    MANAGER      SOLE     SHARED   NONE
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
CIT GROUP INC          COM             125581801  28,173,774     807,966  SH          SOLE                  807,966
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
COLLECTIVE BRANDS INC  COM             19421W100  28,740,000   2,000,000  SH          SOLE                2,000,000
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
EXCO RESOURCES INC     COM             269279402   1,641,831     157,113  SH          SOLE                  157,113
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
FINISH LINE/THE -
CL A                   COM CL A        317923100   2,976,717     154,354  SH          SOLE                  154,354
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
FXCM INC-A             COM CL A        302693106  10,602,218   1,087,407  SH          SOLE                1,087,407
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
IMATION CORP           COM             45245A107   7,598,421   1,326,077  SH          SOLE                1,326,077
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
INFOSPACE INC          COM PAR $.0001  45678T300  19,988,326   1,818,774  SH          SOLE                1,818,774
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
INTRALINKS
HOLDINGS INC           COM             46118H104   3,494,400     560,000  SH          SOLE                  560,000
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
KAPSTONE PAPER
AND PACKAGING          COM             48562P103  55,326,100   3,515,000  SH          SOLE                3,515,000
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
NORTH AMERICAN
ENERGY PARTNE          COM             656844107   5,634,878     874,981  SH          SOLE                  874,981
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
PANTRY INC             COM             698657103   4,021,740     335,985  SH          SOLE                  335,985
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
POPULAR INC            COM             733174106   6,930,468   4,985,948  SH          SOLE                4,985,948
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
RUBY TUESDAY INC       COM             781182100   6,435,471     932,677  SH          SOLE                  932,677
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
SILGAN HOLDINGS INC    COM             827048109  20,751,767     537,054  SH          SOLE                  537,054
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
SONIC AUTOMOTIVE
INC-CLASS A            COM CL A        83545G102  37,029,443   2,500,300  SH          SOLE                2,500,300
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
SPANSION INC
CLASS A                COM CL A         84649R00   1,159,200     140,000  SH          SOLE                  140,000
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
THERAVANCE INC         COM             88338T104  14,442,240     653,495  SH          SOLE                  653,495
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
UNITED ONLINE INC      COM             911268100  10,052,630   1,847,910  SH          SOLE                1,847,910
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
MARKET VECTORS ETF
TR GOLD                ETF             57060U100  10,286,000     200,000  SH          SOLE                  200,000
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----
ROYAL BK SCOTLND
GROUP PLC              ADR             780097747     560,500      50,000  SH          SOLE                   50,000
---------------------  --------------  ---------  -----------  ---------  ----  ----  -------  -------  -----------  ------   ----